TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 18 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES

Transactions with related parties

Expenses:

	Year ended December 31,
	2023	2024	2025
	in USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	3,155	2,396	1,398
Compensation and benefits to directors, including benefit component of equity instrument grants	587	415	473

Regarding transactions and balances related to Gloria, see Note 15.

Key management compensation

Key management includes directors and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2023	2024	2025
	in USD thousands
Salaries and other short-term employee benefits	2,425	2,018	1,425
Post-employment benefits	256	394	116
Other long-term benefits	31	29	32
Share-based compensation	1,030	370	298
	3,742	2,811	1,871